Statement of Compliance and Summary of Material Accounting Policies - Disclosure of detailed information about subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Bullion Monarch Mining, Inc
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX (USA) Services Corp.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Bronco Creek Exploration Inc.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX - NSW1 PTY LTD.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Broken Hill PTY LTD.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Eurasia Madencilik Ltd. Sirketi
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Eurasian Royalty Madencilik Anonim Sirketi
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Morocco Corp.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Scandinavia AB
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Viad Royalties AB
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Finland OY
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Norwegian Services AS
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Chile SpA
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Minera Tercero SpA
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	50.00%